Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document type	6-K
Document period end date	Jun 30, 2013
Amendment flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity registrant name	DIANA CONTAINERSHIPS INC.
Entity central index key	0001481241
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	33,478,458

CONSOLIDATED BALANCE SHEETS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 37,962	$ 31,526
Accounts receivable, trade	314	215
Due from related parties	121	0
Inventories	2,127	3,206
Prepaid expenses and other assets	1,681	1,965
Total current assets	42,205	36,912
FIXED ASSETS:
Vessels	221,667	280,812
Accumulated depreciation	(15,317)	(19,867)
Vessels' net book value	206,350	260,945
Property and equipment, net	359	0
Total fixed assets	206,709	260,945
OTHER NON-CURRENT ASSETS:
Compensating cash balance	9,270	9,270
Prepaid charter revenue	28,747	29,918
Total Assets	286,931	337,045
CURRENT LIABILITIES:
Accounts payable, trade and other	2,188	2,672
Due to related parties	169	657
Accrued liabilities	1,623	1,517
Deferred revenue, current	1,334	1,264
Total current liabilities	5,314	6,110
Long-term debt, net of unamortized deferred financing costs	92,003	91,906
Deferred revenue, non-current	221	271
Other liabilities, non-current	70	0
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 33,478,458 and 32,191,964 issued and outstanding as at June 30, 2013 and December 31, 2012, respectively	334	322
Additional paid-in capital	270,381	263,537
Accumulated deficit	(81,392)	(25,101)
Total stockholders' equity	189,323	238,758
Total liabilities and stockholders' equity	$ 286,931	$ 337,045

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	33,478,458	32,191,964
Common Stock Shares Outstanding	33,478,458	32,191,964

CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES:
Time charter revenues, net of prepaid charter revenue amortization	$ 27,381	$ 27,387
EXPENSES:
Voyage expenses	417	663
Vessel Operating Expenses	16,660	12,749
Depreciation	5,706	5,896
Management fees	305	721
General and administrative expenses	2,669	1,835
Impairment losses	32,626	0
Loss on vessels' sale	4,271	0
Foreign currency losses / (gains)	61	(65)
Operating income / (loss)	(35,334)	5,588
OTHER INCOME / (EXPENSES):
Interest and finance costs	(1,543)	(1,515)
Interest income	33	34
Total other expenses, net	(1,510)	(1,481)
Net income / (loss)	$ (36,844)	$ 4,107
Earnings / (loss) per common share, basic and diluted	$ (1.14)	$ 0.18
Weighted average number of common shares, basic and diluted	32,273,274	22,947,082

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ (36,844)	$ 4,107
Comprehensive income / (loss)	$ (36,844)	$ 4,107

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as at Dec. 31, 2011	$ 206,533	$ 231	$ 208,827	$ (2,525)
Balance of shares as at Dec. 31, 2011		23,076,161
Net income / (loss)	4,107			4,107
Compensation cost on restricted stock	447		447
Dividends declared and paid	(9,231)			(9,231)
Balance as at Jun. 30, 2012	201,856	231	209,274	(7,649)
Balance of shares as at Jun. 30, 2012		23,076,161
Balance as at Dec. 31, 2012	238,758	322	263,537	(25,101)
Balance of shares as at Dec. 31, 2012		32,191,964
Net income / (loss)	(36,844)			(36,844)
Issuance of common stock, net of issuance costs	6,534	12	6,522
Issuance of common stock, net of issuance costs, shares		1,286,494
Compensation cost on restricted stock	322		322
Dividends declared and paid	(19,447)			(19,447)
Balance as at Jun. 30, 2013	$ 189,323	$ 334	$ 270,381	$ (81,392)
Balance of shares as at Jun. 30, 2013		33,478,458

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid, per share	$ 0.3	$ 0.3	$ 0.25	$ 0.15

CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ (36,844)	$ 4,107
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	5,706	5,896
Amortization of deferred financing costs	97	98
Amortization of deferred revenue	(50)	(46)
Amortization of prepaid charter revenue	9,710	4,926
Impairment losses	32,626	0
Loss on vessels' sale	4,271	0
Compensation cost on restricted stock awards	322	447
(Increase) / Decrease in:
Accounts receivable, trade	(99)	10
Due from related parties	(121)	0
Inventories	1,079	(1,063)
Prepaid expenses and other assets	(376)	(478)
Increase / (Decrease) in:
Accounts payable, trade and other	(484)	800
Due to related parties	(488)	49
Accrued liabilities	106	149
Deferred revenue	70	420
Other Liabilities	70	0
Net Cash provided by Operating Activities	15,595	15,315
Cash Flows used in Investing Activities:
Vessel acquisitions, improvements and other vessel costs	(13,607)	(90,373)
Proceeds from sale of vessels, net of expenses	25,638	0
Acquisition of time charter	(8,500)	(29,500)
Property and equipment additions	(398)	0
Insurance settlements	621	0
Net Cash provided by / (used in) Investing Activities	3,754	(119,873)
Cash Flows provided by Financing Activities:
Proceeds from long-term debt	0	92,700
Issuance of common stock, net of issuance costs	6,534	0
Cash dividends	(19,447)	(9,231)
Changes in compensating cash balances	0	(9,270)
Net Cash provided by/ (used in) Financing Activities	(12,913)	74,199
Net increase / (decrease) in cash and cash equivalents	6,436	(30,359)
Cash and cash equivalents at beginning of period	31,526	41,354
Cash and cash equivalents at end of period	37,962	10,995
Cash paid during the period for:
Interest payments, net of amounts capitalized	$ 1,408	$ 1,113

General Information	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information

1. General Information

The accompanying unaudited interim consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on February 20, 2013 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2013 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013. A discussion of the Company's significant accounting policies can be found in the audited consolidated financial statements for the fiscal year ended December 31, 2012, as filed on Form 20-F on February 20, 2013.

The consolidated balance sheet as of December 31, 2012 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

The Company is engaged in the seaborne transportation industry through the ownership and operation of containerships and is the sole owner of all outstanding shares of the following subsidiaries, each incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Sagitta”, which was built and delivered on June 29, 2010.

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus”, which was built and delivered on July 9, 2010.

  Lemongina Inc. (“Lemongina”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Garnet” (built in 1995), which was acquired on November 19, 2012.

  Ralik Shipping Company Inc. (“Ralik”), owner of the Marshall Islands flag, 4,206 TEU capacity container vessel, “Maersk Madrid” (built in 1989), which was acquired on June 14, 2011 and sold on April 16, 2013 (Note 3).

  Mili Shipping Company Inc. (“Mili”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Malacca” (built in 1990), which was acquired on June 22, 2011 and sold on May 1, 2013 (Note 3).

  Ebon Shipping Company Inc. (“Ebon”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Merlion” (built in 1990), which was acquired on June 17, 2011 and sold on May 17, 2013 (Note 3).

  Mejit Shipping Company Inc. (“Mejit”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Sardonyx” (built in 1995), which was acquired on February 17, 2012.

  Micronesia Shipping Company Inc. (“Micronesia”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Spinel” (built in 1996), which was acquired on March 1, 2012.

  Rongerik Shipping Company Inc. (“Rongerik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Marco” (built in 2001), which was acquired on February 6, 2012. In August 2012, the vessel was renamed to “Cap Domingo”.

  Utirik Shipping Company Inc. (“Utirik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Raphael” (built in 2002), which was acquired on February 6, 2012. In September 2012, the vessel was renamed to “Cap Doukato”.

  Nauru Shipping Company Inc. (“Nauru”), owner of the Marshall Islands flag, 4,024 TEU capacity container vessel, “Hanjin Malta” (built in 1993), which was acquired on March 15, 2013 (Note 3).

  Eluk Shipping Company Inc. (“Eluk”), was established for the purpose of acquiring container vessels. In May 2013, Eluk entered into a loan agreement with Diana Shipping Inc., discussed in Note 2. As at June 30, 2013, Eluk did not own any vessel.

  Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. Pursuant to the management agreements, UOT receives a fixed commission of 2% on the gross charter hire and freight earned by each vessel, a technical management fee of $15 per vessel per month for employed vessels and will receive $8 per vessel per month for laid-up vessels, if any. In addition, pursuant to the administrative agreement, UOT receives a fixed monthly fee of $10. Since March 1, 2013 the management and administrative fees payable to UOT are eliminated in consolidation as intercompany transactions. Similar fees for the period January 1, 2013 to February 28, 2013 were payable to Diana Shipping Services S.A. and are reflected in Management fees and in Voyage expenses in the accompanying unaudited interim consolidated statements of operations (Note 2).

During the six months ended June 30, 2013 and 2012, charterers that accounted for more than 10% of the Company's revenues were as follows:

Charterer	2013	2012
A	29%	49%
B	23%	21%
C	-	11%
D	-	19%
E	38%	-

Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Related Party Transaction Due From To Related Party [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

  Diana Shipping Services S.A. (“DSS” ): DSS, a wholly owned subsidiary of Diana Shipping Inc., one of the Company's major shareholders, was acting as the Company's Manager up to March 1, 2013 and provided (i) administrative services under an Administrative Services Agreement, for a monthly fee of $10; (ii) brokerage services pursuant to a Broker Services Agreement that DSS has entered into with Diana Enterprises Inc., a related party controlled by the Company's Chief Executive Officer and Chairman Mr. Symeon Palios, for annual fees of $1,040 until the completion of the public offering on June 15, 2011 and $1,300 thereafter; (iii) commercial and technical services pursuant to Vessel Management Agreements, signed between each shipowning company and DSS, under which the Company paid a commission of 1% of the gross charterhire or freight earned by each vessel and a technical management fee of $15 per vessel per month for employed vessels and $20 per vessel per month for laid-up vessels. On March 1, 2013, and in relation with the appointment of UOT to act as Manager (Note 1), the agreements with DSS were terminated.

For the six months ended June 30, 2013 and 2012, DSS charged the Company the following amounts for (i) management fees and commissions under the Vessel Management Agreements, (ii) administrative fees under the Administrative Services Agreement and (iii) brokerage fees attributable to Diana Enterprises Inc. under the Broker Services Agreement between DSS and Diana Enterprises Inc.:

	2013	2012
Management fees, including capitalized fees	$305	$804
Commissions	127	323
Administrative fees	20	60
Brokerage fees	217	650

Management fees for the six months ended June 30, 2013, are separately presented in Management fees in the accompanying unaudited interim consolidated statements of operations. For the six months ended June 30, 2012, part of the management fees, amounting to $721, is presented in Management fees in the accompanying unaudited interim consolidated statements of operations and the other part, amounting to $83, is included in Vessels in the accompanying consolidated balance sheets. Commissions are included in Voyage expenses and administrative and brokerage fees are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations.

As at June 30, 2013 an amount of $119 was due from DSS and is included in Due from related parties in the accompanying consolidated balance sheets.

As at December 31, 2012, an amount of $612 was due to DSS and is included in Due to related parties in the accompanying consolidated balance sheets.

  Diana Enterprises Inc. (“Diana Enterprises”): Following the termination agreement for brokerage services that were provided to the Company through DSS on March 1, 2013 (see (a) above), Diana Enterprises has entered on the same date into an agreement with UOT to provide brokerage services for a fixed monthly fee of $121. The agreement has a term of thirteen months and the fees are payable quarterly in advance, effective April 1, 2013.

  For the six months ended June 30, 2013 and 2012, total brokerage fees, including those charged by DSS until February 28, 2013 (see (a) above), amounted to $700 and $650, respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2013 and December 31, 2012, an amount of $2 and $0, respectively, was due from Diana Enterprises and is included in Due from related parties in the accompanying consolidated balance sheet.

  Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for the six months ended June 30, 2013 and 2012, were $445 and $0, respectively and are included in Vessels and other vessels' costs, in Operating expenses and in General and administrative expenses in the accompanying unaudited interim consolidated financial statements. As at June 30, 2013 and December 31, 2012, an amount of $114 and $0, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheet.

  Diana Shipping Inc. (“DSI”): On May 20, 2013, the Company, through its newly-established subsidiary Eluk, entered into an unsecured loan agreement of up to $50.0 million with Diana Shipping Inc., one of the Company's major shareholders, to be used to fund vessel acquisitions and for general corporate purposes. The loan is guaranteed by the Company and is available for drawdown in up to five tranches, until November 20, 2013. The loan will bear interest at a rate of Libor plus a margin of 5.0% per annum and a fee of 1.25% per annum on any amounts repaid upon any repayment or voluntary prepayments dates. The loan matures on the fourth anniversary of the first drawdown date. As at June 30, 2013, no amount was drawn under the loan agreement.

Vessels	6 Months Ended
Jun. 30, 2013
Property Plant And Equipment [Abstract]
Vessels

3.       Vessels

On February 19, 2013, the Company, through its newly-established subsidiary Nauru, entered into a memorandum of agreement with a third party company to acquire the container vessel “Hanjin Malta” for the purchase price of $22,000. The vessel was acquired with time charter attached (Note 4) and was delivered to the Company on March 15, 2013.

As at March 31, 2013, the Company has individually assessed for recoverability the carrying values of each of the fleet's vessels. In performing its assessment for the vessels “Maersk Madrid”, “Maersk Merlion” and “Maersk Malacca”, and taking into account the vessels' age and the current market conditions, the Company calculated weighted undiscounted future cash flows under different scenarios, including that the vessels would be sold immediately after the termination of their employment in May 2013. This assessment concluded that the carrying values were not recoverable and the Company has recognized as of March 31, 2013 an impairment loss for each one of the three vessels, being the difference between their carrying and fair values. The fair values of the vessels as at March 31, 2013 were determined through Level 3 inputs of the fair value hierarchy as determined by management, making use of available market data relating to the vessels and similar vessels and management assumptions for the sale price of these vessels. The aggregate impairment loss recognized was $32,626 and is separately reflected in the accompanying unaudited interim statements of operations.

In April and May 2013, the Company sold the vessels “Maersk Madrid”, “Maersk Merlion” and “Maersk Malacca” to unrelated parties for demolition, for the aggregate sale price of $28,134, net of address commissions. At the dates at which the three Memoranda of Agreement were signed, the Company classified the vessels as “held for sale” and their aggregate net book value on those dates amounted to $29,907. In May and June 2013, the vessels were delivered to their new owners. The aggregate loss from the sale of the three vessels, including direct to sale expenses, amounted to $4,271, and is separately reflected in the accompanying unaudited interim statements of operations.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$280,812	$(19,867)	$260,945
- Acquisitions and other vessels' costs (Note 4)	$13,607	-	13,607
- Vessels' disposals	(40,126)	10,219	(29,907)
- Depreciation for the period	-	(5,669)	(5,669)
- Impairment charge	(32,626)	-	(32,626)
Balance, June 30, 2013	$221,667	$(15,317)	$206,350

As at June 30, 2013, acquisitions and other vessel's costs include capitalized costs of $107.

As at June 30, 2013, certain of the Company's vessels, having a total carrying value of $175,851, were provided as collateral to secure the revolving credit facility with the Royal Bank of Scotland plc, discussed in Note 5.

As at June 30, 2013, all vessels were operating under time charter agreements.

Prepaid Charter Revenue	6 Months Ended
Jun. 30, 2013
Finite-Lived Intangible Assets [Abstract]
Prepaid Charter Revenue

4. Prepaid Charter Revenue

The amounts presented as Prepaid charter revenue in the accompanying consolidated balance sheets as of June 30, 2013 and December 31, 2012 comprise (a) the unamortized balance of an asset associated with the vessels “Cap Domingo”, “Cap Doukato”, “APL Sardonyx”, “APL Spinel”, “APL Garnet” and “Hanjin Malta”, which were acquired with time charters attached at values above their charter-free fair market values at the time of acquisition, which is amortized to revenue over the period of the respective time charter agreements, and (b) a deferred asset resulting from the charter agreements of the vessels “Cap Domingo” and “Cap Doukato” providing for varying charter rates over their term, for which revenue is recognized on a straight-line basis at their average rates.

As at June 30, 2013, and December 31, 2012 the balance of the account was analyzed as follows:

Description	June 30, 2013	December 31, 2012
Prepaid charter revenue	$28,586	$29,796
Deferred asset from varying charter rates	161	122
Total	$28,747	$29,918

In March 2013, the vessel “Hanjin Malta” was delivered to the Company (Note 3) and was chartered back to her sellers. As a result, an asset of $8,500 was recognized as prepaid charter revenue, in addition to the asset of $42,000 recognized in 2012 for the vessels “Cap Domingo”, “Cap Doukato”, “APL Sardonyx”, “APL Spinel” and “APL Garnet”. As of June 30, 2013 and December 31, 2012 the balance of the respective asset, net of accumulated amortization of $21,914 and $12,204, was $28,586 and $29,796, respectively. The amortization to revenues for the six months ended June 30, 2013 and 2012 was $9,710 and $4,926, respectively, and is included in Time charter revenues, net of prepaid charter revenue amortization in the accompanying unaudited interim consolidated statements of operations.

The expected aggregate amortization of the prepaid charter revenue from vessel acquisitions with time-charter attached for each of the succeeding years is as follows:

Period	Amount
Year 1	$16,431
Year 2	$9,418
Year 3	$2,737

Long-term Debt, current and non-current	6 Months Ended
Jun. 30, 2013
Long Term Debt [Abstract]
Long-term debt, current and non-current

5.       Long-Term Debt

The amounts of long-term debt shown in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2013	December 31, 2012
Royal Bank of Scotland - Revolving credit facility	$92,700	$92,700
Less related deferred financing costs	(697)	(794)
Total	$92,003	$91,906

The Royal Bank of Scotland plc.: On December 16, 2011, the Company entered into a revolving credit facility with the Royal Bank of Scotland plc (“RBS”), where the lenders have agreed to make available to it a revolving credit facility of up to $100,000 in order to refinance part of the acquisition cost of the vessels m/v “Sagitta” and m/v “Centaurus” and finance part of the acquisition costs of additional containerships (“Additional Ships”). During 2012, an amount of $92,700 was drawn down under the credit facility, leaving an unused amount at June 30, 2013 of $7,300. The Company pays commitment commissions of 0.99% on the available commitment.

The facility will be available for five years with the maximum available amount (the “Available Facility Limit”) reducing based on the age of the financed vessels and being assessed on a yearly basis, as well as, at the date in which the age of any Additional Ship exceeds the 20 years. In the event that the amounts outstanding at that time exceed the revised Available Facility Limit the Company shall repay such part of the loan that exceeds the Available Facility Limit. Based on the age of the currently financed vessels the full amount of the facility will be repaid at the end of its availability period on January 17, 2017.

The credit facility bears interest at Libor plus a margin of 2.75% and is secured by first priority mortgages over the financed fleet, general assignments of earnings, insurances and requisition compensation, specific assignments of any charters exceeding durations of twelve months, pledge of shares of the guarantors which will be the ship-owning companies of the mortgaged vessels, manager's undertakings and minimum security hull value depending on the average age of the mortgaged vessels. The credit facility also includes restrictions as to changes in management and employment of vessels, and requires minimum cash of 10% of the drawings under the revolving facility, but not less than $5,000, to be held by the borrower. Furthermore, the financial covenants require that the Company maintains minimum ratios of consolidated net debt to market adjusted assets, EBITDA to interest costs and forward looking operating cash flows to forward looking interest costs. Finally, the Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.

During the six months ended June 30, 2013, the Company obtained Lender's consent for the change of the vessels' Manager from DSS to UOT, as well as for entering into a new loan agreement with DSI in May 2013 (Note 2).

On July 22, 2013, and in relation with lenders' consent to the loan agreement between the Company and Diana Shipping Inc., the Company entered into a supplemental loan agreement with the Royal Bank of Scotland plc, to amend certain terms of the existing loan agreement (Note 11).

During the six months ended June 30, 2013 and 2012, total interest incurred on long-term debt, amounted to $1,403 and $1,241, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations. Commitment fees incurred during the six months ended June 30, 2013 and 2012 amounted to $36 and $113, respectively, and are also included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations.

Deferred Revenue, current and non-current	6 Months Ended
Jun. 30, 2013
Deferred Revenue [Abstract]
Deferred Revenue, current and non-current

6.       Deferred revenue, current and non-current

The amounts presented as current and non-current deferred revenue in the accompanying consolidated balance sheets as of June 30, 2013 and December 31, 2012 reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) deferred revenue resulting from free quantities of lubricants provided to the vessels as a benefit from the suppliers for entering into long term contracts with them. Deferred revenue under (b) above is amortized to Operating expenses according to the terms of the respective contracts. For the six months ended June 30, 2013 and 2012, amortization of the deferred revenue from free lubricants amounted to $50 and $46 respectively.

	June 30, 2013	December 31, 2012
Hires collected in advance	$1,227	$1,157
Deferred revenue from lubricants	328	378
Total	$1,555	$1,535
Less current portion	$(1,334)	$(1,264)
Non-current portion	$221	$271

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim consolidated financial statements.

  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim consolidated financial statements.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy year.

  As at June 30, 2013, the minimum contractual annual charter revenues, net of related commissions, to be generated from the existing non-cancelable time charter contracts until their expiration, are estimated at $47,733 until June 30, 2014, $27,264 until June 30, 2015 and at $8,284 until June 30, 2016.

Changes in Capital Accounts	6 Months Ended
Jun. 30, 2013
Stockholders Equity Note [Abstract]
Capital Stock and Changes in Capital Accounts

8. Changes in Capital Accounts

  Compensation cost on restricted common stock: During the six months ended June 30, 2013 and 2012, compensation cost on restricted stock amounted to $322 and $447, respectively, and is included in General and administrative expenses. At June 30, 2013 and December 31, 2012, the total unrecognized compensation cost relating to restricted share awards was $94 and $416, respectively. At June 30, 2013, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.96 years.

During the six months ended June 30, 2013 and the year ended December 31, 2012, the movement of restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2011	146,662	$12.95
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2012	79,998	$12.50
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at June 30, 2013	13,334	$7.50

  ATM offering: On May 21, 2013, the Company filed a prospectus supplement pursuant to Rule 424(b) relating to the offer and sale of an aggregate of up to $40.0 million in gross proceeds of its common stock under an at-the market offering. As of June 30, 2013, an amount of 1,286,494 shares of the Company's common stock with par value $0.01 were issued. The net proceeds, after deducting underwriting commissions and offering expenses payable by the Company, amounted to $6,534.

Earnings / (loss) per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

9.       Earnings / (loss) per Share

All shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan of 13,334 as at June 30, 2013 and 79,998 as at June 30, 2012, received dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during the six months ended June 30, 2013 and 2012 amounted to $19,447 and $9,231, respectively. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the purpose of calculating diluted earnings per share the weighted average number of diluted shares outstanding includes the incremental shares assumed issued determined in accordance with the antidilution sequencing provisions of ASC 260. For the period ended June 30, 2013, and on the basis that the Company incurred losses, the effect of the incremental shares would have been anti-dilutive and therefore basic and diluted losses per share are the same amount. For the six months ended June 30, 2012, the effect of the incremental shares assumed issued, determined in accordance with the antidilution sequencing provisions of ASC 260, was antidilutive.

	2013		2012
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss)	$(36,844)	$(36,844)	$4,107	$4,107
Less distributed earnings allocated to restricted shares	-	-	(14)	-
Net income / (loss) available to common stockholders	(36,844)	(36,844)	4,093	4,107

Weighted average number of common shares, basic and diluted	32,273,274	32,273,274	22,947,082	22,947,082

Earnings / (loss) per common share, basic and diluted	$(1.14)	$(1.14)	$0.18	$0.18

Financial Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

10.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan and compensating cash balances, bearing interest at variable interest rates, approximate their recorded values as at June 30, 2013.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

  ATM transactions: Subsequent to June 30, 2013, the Company sold 279,230 shares of common stock pursuant to the Company's ATM program discussed in Note 8 above, and the net proceeds received amounted to $1,348.

  Supplemental Agreement with RBS: On July 22, 2013, the Company entered into a supplemental loan agreement with the Royal Bank of Scotland plc, in relation with its consent to the loan agreement between the Company and Diana Shipping Inc., to amend certain terms of the existing loan agreement. The supplemental agreement provides for an increased margin of 3.10%, effective June 1, 2013, changes in the definition of tangible assets in the calculation of financial covenants, as well as for security interest on the minimum cash held by the borrower in favour of the lenders. The agreement also restricts any security interest over the Company's assets in favour of Diana Shipping Inc.

  Declaration of dividends: On July 29, 2013, the Company declared dividends amounting to $0.15 per share, payable on or around September 3, 2013 to stockholders of record as of August 14, 2013.

General information (Tables)	6 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2013	2012
A	29%	49%
B	23%	21%
C	-	11%
D	-	19%
E	38%	-

Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transaction Due From To Related Party [Abstract]
Schedule Of Related Party Transactions [Table Text Block]

	2013	2012
Management fees, including capitalized fees	$305	$804
Commissions	127	323
Administrative fees	20	60
Brokerage fees	217	650

Vessels (Tables)	6 Months Ended
Jun. 30, 2013
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$280,812	$(19,867)	$260,945
- Acquisitions and other vessels' costs (Note 4)	$13,607	-	13,607
- Vessels' disposals	(40,126)	10,219	(29,907)
- Depreciation for the period	-	(5,669)	(5,669)
- Impairment charge	(32,626)	-	(32,626)
Balance, June 30, 2013	$221,667	$(15,317)	$206,350

Prepaid charter revenue (Tables)	6 Months Ended
Jun. 30, 2013
Finite-Lived Intangible Assets [Abstract]
Prepaid Charter Revenue Analysis [Table Text Block]
Description	June 30, 2013	December 31, 2012
Prepaid charter revenue	$28,586	$29,796
Deferred asset from varying charter rates	161	122
Total	$28,747	$29,918

Prepaid Charter Revenue Amortization [Table Text Block]
Period	Amount
Year 1	$16,431
Year 2	$9,418
Year 3	$2,737

Long term debt, current and non-current (Tables)	6 Months Ended
Jun. 30, 2013
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	June 30, 2013	December 31, 2012
Royal Bank of Scotland - Revolving credit facility	$92,700	$92,700
Less related deferred financing costs	(697)	(794)
Total	$92,003	$91,906

Deferred revenue, current and non-current (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	June 30, 2013	December 31, 2012
Hires collected in advance	$1,227	$1,157
Deferred revenue from lubricants	328	378
Total	$1,555	$1,535
Less current portion	$(1,334)	$(1,264)
Non-current portion	$221	$271

Equity (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders Equity Note [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2011	146,662	$12.95
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2012	79,998	$12.50
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at June 30, 2013	13,334	$7.50

Earnings / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2013		2012
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss)	$(36,844)	$(36,844)	$4,107	$4,107
Less distributed earnings allocated to restricted shares	-	-	(14)	-
Net income / (loss) available to common stockholders	(36,844)	(36,844)	4,093	4,107

Weighted average number of common shares, basic and diluted	32,273,274	32,273,274	22,947,082	22,947,082

Earnings / (loss) per common share, basic and diluted	$(1.14)	$(1.14)	$0.18	$0.18

General information, textuals (Details)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, State Country Name	the Republic of Marshall Islands
Entity Incorporation, Date of Incorporation	Jan 7, 2010

General information, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
[LikiepShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	3,426
[OranginaIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	3,426
[LemonginaIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,729
[RalikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,206
[MiliShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,714
[EbonShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,714
[MejitShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,729
[MicronesiaShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,729
[RongerikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	3,739
[UtirikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	3,739
[NauruShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,024
[UnitizedOceanTransportLimitedMember]
Capacity By Subsidiary and Fees [Line Items]
Commissions Percentage On Charters	2.00%
Monthly Management Fee Operating Vessels	$ 15
Monthly Management Fee Laid Up Vessels	8
Monthly Administrative Fee	$ 10

General information, details (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%	49.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	21.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		19.00%
[MajorCustomerEMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	38.00%

Transactions with related parties, textuals (Details) ([DianaShippingServicesSaMember], USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Monthly Administrative Fee	$ 10
Initial Annual Brokerage Fee		1,040
Annual Brokerage Fee	1,300
Commissions Percentage On Charters	1.00%
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	$ 20

Transactions with related parties, detail (Details) ([DianaShippingServicesSaMember], USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Management fees, including capitalized fees	$ 305	$ 804
Commissions	127	323
Administrative Fees	20	60
Brokerage Fees	$ 217	$ 650

Transactions with related parties, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Management fees	$ 305	$ 721
Due from related parties	121		0
Due to related parties	169		657
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Management fees		721
Management fees capitalized		83
Due from related parties	119
Due to related parties			612
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Monthly Brokerage Fee	121
Related Party Transaction, Terms And Manner Of Settlement	The agreement has a term of thirteen months and the fees are payable quarterly in advance, effective April 1, 2013.
Duration of the agreement in months	13
Related Party Transaction, Amounts Of Transaction	700	650
Due from related parties	2		0
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts Of Transaction	445	0
Due to related parties	114		0
[DianaShippingIncMember]
Related Party Transaction [Line Items]
Debt Instrument Issuance Date	May 20, 2013
Debt Instrument Face Amount	50,000
Number of trances for loan drawdown	5
Debt Instrument Description Of Variable Rate Basis	Libor
Loan Margin Percentage	5.00%
Back End Fee Percentage	1.25%
Debt Instrument, Maturity Date, Description	fourth anniversary of the first drawdown date
Amount drawn under the loan agreement	$ 0

Vessels, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Impairment losses	$ 32,626	$ 0
Proceeds from sale of vessels	28,134
Vessels' disposals, net	29,907
Loss on vessels' sale	4,271	0
[HanjinMaltaMember]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	$ 22,000

Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 280,812
Acquisitions and other vessel's costs	13,607
Vessels' disposals	(40,126)
Impairment charges	(32,626)	0
Vessels' cost, ending balance	221,667
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(19,867)
Accumulated depreciation, vessels' disposals	10,219
Depreciation for the period	(5,669)
Accumulated depreciation, ending balance	(15,317)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	260,945
Vessel's net book value, ending balance	$ 206,350

Vessels, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Property Plant And Equipment [Abstract]
Costs Capitalised In Vessels	$ 107
Collateral vessels carrying amount	$ 175,851

Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Prepaid charter revenue from time-charter attached	$ 28,586	$ 29,796
Deferred asset from varying charter rates	161	122
Prepaid charter revenue	$ 28,747	$ 29,918

Prepaid charter revenue, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Time charter aquired, additions	$ 8,500		$ 42,000
Time charter aquired, accumulated amortization	21,914		12,204
Time charter aquired, net	28,586		29,796
Amortization of prepaid charter revenue	$ 9,710	$ 4,926

Prepaid charter revenue, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Finite-Lived Intangible Assets [Abstract]
Future Amortization Expense, Year One	$ 16,431
Future Amortization Expense, Year Two	9,418
Future Amortization Expense, Year Three	$ 2,737

Long-term debt, current and non current, textuals (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long Term Debt [Abstract]
Long-term Debt, Gross	$ 92,700	$ 92,700
Related deferred financing costs	(697)	(794)
Long-term debt, net of deferred financing costs	$ 92,003	$ 91,906

Long-term debt, current and non current, textuals 3 (Details) ([RbsCreditFacilityMember], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Line Of Credit Facility Line Items
Line of Credit Facility, Initiation Date	Dec 16, 2011
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000
Line Of Credit Facility Amount Outstanding	92,700
Line Of Credit Facility Remaining Borrowing Capacity	7,300
Line of Credit Facility, Commitment Fee Percentage	0.99%
Debt Instrument, Maturity Date, Description	5 years
Line Of Credit Facility Age Limit Of Vessels	20 years
Debt Instrument Maturity Date	Jan 17, 2017
Line of Credit Facility, Interest Rate Description	Libor
Loan Margin Percentage	2.75%
Line of Credit Facility, Priority	first priority mortgages over the financed fleet
Borrower Minimum Liquidity Percentage	10.00%
Compensating Balance Description	minimum cash of 10% of the drawings under the revolving credit facility, but not less than $5,000
Line Of Credit Facility Dividend Restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
Line Of Credit Facility Covenant Compliance	The Company obtained Lender's consent for the change of the vessels' Manager from DSS to UOT, as well as for entering into a new loan agreement with DSI in May 2013.
[MinimumMember]
Line Of Credit Facility Line Items
Borrower Minimum Liquidity	$ 5,000

Long-term debt, current and non current, textuals 4 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Long Term Debt [Abstract]
Interest Costs Incurred	$ 1,403	$ 1,241
Line Of Credit Facility Commitment Fee Amount	$ 36	$ 113

Deferred Revenue,current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 50	$ 46
Deferred Revenue	1,555		1,535
Deferred revenue, current	(1,334)		(1,264)
Deferred revenue, non-current	221		271
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	1,227		1,157
[DeferredRevenueFromLubricantsMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 328		$ 378

Commitments and Contingencies, textuals (Details) (USD $) In Billions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Insurance Maximum Amount	$ 1
Policy year closing period	3 years

Commitments and Contingencies, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Operating Leases Future Minimum Payments Receivable [Abstract]
Minimum Future Revenues Year One	$ 47,733
Minimum Future Revenues Year Two	27,264
Minimum Future Revenues Year Three	$ 8,284

Changes in capital accounts, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation cost on restricted stock awards	$ 322	$ 447
Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 94		$ 416
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 11 months 14 days

Changes in capital accounts, detail (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	79,998	146,662
Vested in Period	(66,664)	(66,664)
Number of shares, ending balance	13,334	79,998
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 12.5	$ 12.95
Vested in Period, Weighted Average Grant Date Fair Value	$ 13.5	$ 13.5
Weighted average grant date fair value, ending balance	$ 7.5	$ 12.5

Changes in capital accounts, textuals 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Common Stock Offer Gross Proceeds	$ 40,000
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Issuance of common stock, net of issuance costs	$ 6,534
[AtmProgramMember]
Stockholders Equity Note [Line Items]
Issuance of common stock, net of issuance costs, shares	1,286,494

Earnings per share, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested shares granted under the company's incentive plan	13,334		79,998	146,662
Dividends declared and paid during the period	$ 19,447	$ 9,231
[RestrictedStockMember]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested shares granted under the company's incentive plan	13,334	79,998

Earnings per share, detail (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (36,844)	$ 4,107
Weighted Average Number Of Share Outstanding Basic And Diluted	32,273,274	22,947,082
Earnings Per Share, Basic and Diluted	$ (1.14)	$ 0.18
[EarningsPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	(36,844)	4,107
Distributed earnings allocated to restricted shares	0	(14)
Net Income / (loss) Available to Common Stockholders	(36,844)	4,093
Weighted Average Number Of Share Outstanding Basic And Diluted	32,273,274	22,947,082
Earnings Per Share, Basic and Diluted	$ (1.14)	$ 0.18
[EarningsPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	(36,844)	4,107
Distributed earnings allocated to restricted shares	0	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ (36,844)	$ 4,107
Weighted Average Number Of Share Outstanding Basic And Diluted	32,273,274	22,947,082
Earnings Per Share, Basic and Diluted	$ (1.14)	$ 0.18

Subsequent events, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
[AtmTransactionsMember]
Subsequent Event [Line Items]
Issuance of common stock, net of issuance costs, shares	279,230
Subsequent Event, Amount	$ 1,348
[SupplementalLoanAgreementMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jul 22, 2013
Loan Margin Percentage	3.10%
[DividendDeclaredMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jul 29, 2013
Dividend per share	$ 0.15
Dividend Payment Date	Sep 3, 2013
Record date of shareholders	Aug 14, 2013